Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share

The following table sets forth the computation of basic and diluted earnings attributable to common shareholders per share:

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
	(except for number of shares and earnings per share)
Numerator:
Net profit attributable to APWC from continuing operations	2,928	8,720	2,853
Net profit attributable to APWC	2,928	8,720	2,853

Denominator:
Weighted-average common shares outstanding – basic and diluted	13,819,669	13,819,669	13,819,669

Earnings per share – basic and diluted
Continuing operations	0.21	0.63	0.21
Total earnings per share – basic and diluted	0.21	0.63	0.21